PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment	$ 31,535	$ 24,433
Less: accumulated depreciation and amortization	14,059	10,228
Property and equipment, net	17,476	14,205	$ 205
Depreciation and amortization expenses, continued operations	3,567	4,003	2,543
Impairment charges of asset that will no longer be in use	19,981		3,390	$ 159
Capitalized software development costs	5,756	4,605
Stock-based compensation expense	31	14
Amortization expense	843	769
Impaired leasehold		254	$ 124
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	10,295	9,607
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	2,811	2,679
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	7,779	7,142
Capitalized software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	10,650	5,005
Less: accumulated depreciation and amortization	9,195	4,393
Property and equipment, net	$ 9,195	$ 4,393